Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.05303%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,952,716.09

Principal:
Principal Collections	$23,965,406.53
Prepayments in Full	$10,889,293.87
Liquidation Proceeds	$412,544.14
Recoveries	$26,299.47
Sub Total	$35,293,544.01
Collections	$39,246,260.10

Purchase Amounts:
Purchase Amounts Related to Principal	$91,073.09
Purchase Amounts Related to Interest	$614.58
Sub Total	$91,687.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,337,947.77

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,337,947.77
Servicing Fee	$854,774.24	$854,774.24	$0.00	$0.00	$38,483,173.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,483,173.53
Interest - Class A-2a Notes	$552,615.63	$552,615.63	$0.00	$0.00	$37,930,557.90
Interest - Class A-2b Notes	$397,596.97	$397,596.97	$0.00	$0.00	$37,532,960.93
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$35,556,710.93
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$35,191,910.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,191,910.93
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$34,991,941.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,991,941.68
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$34,846,799.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,846,799.10
Regular Principal Payment	$31,569,362.62	$31,569,362.62	$0.00	$0.00	$3,277,436.48
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,277,436.48
Residual Released to Depositor	$0.00	$3,277,436.48	$0.00	$0.00	$0.00
Total		$39,337,947.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,569,362.62
Total					$31,569,362.62

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,079,799.97	$53.15	$552,615.63	$1.54	$19,632,415.60	$54.69
Class A-2b Notes	$12,489,562.65	$53.15	$397,596.97	$1.69	$12,887,159.62	$54.84
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$31,569,362.62	$19.99	$3,636,374.43	$2.30	$35,205,737.05	$22.29

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$129,015,323.19	0.3593742	$109,935,523.22	0.3062271
Class A-2b Notes	$84,452,927.44	0.3593742	$71,963,364.79	0.3062271
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$898,408,250.63	0.5689945	$866,838,888.01	0.5490005

Pool Information
Weighted Average APR	4.932%	4.950%
Weighted Average Remaining Term	45.96	45.17
Number of Receivables Outstanding	35,974	35,280
Pool Balance	$1,025,729,087.45	$989,838,688.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$941,425,773.31	$909,318,054.71
Pool Factor	0.5921651	0.5714452

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$80,520,634.12
Targeted Overcollateralization Amount	$122,999,800.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$122,999,800.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$532,080.99
(Recoveries)		34	$26,299.47
Net Loss for Current Collection Period			$505,781.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5917%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4298%
Second Prior Collection Period			0.2210%
Prior Collection Period			0.9061%
Current Collection Period			0.6022%
Four Month Average (Current and Prior Three Collection Periods)			0.5398%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,127	$6,305,939.63
(Cumulative Recoveries)			$633,476.98
Cumulative Net Loss for All Collection Periods			$5,672,462.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3275%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,595.33
Average Net Loss for Receivables that have experienced a Realized Loss			$5,033.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.96%	270	$9,491,155.34
61-90 Days Delinquent	0.14%	32	$1,346,345.96
91-120 Days Delinquent	0.05%	13	$500,596.58
Over 120 Days Delinquent	0.06%	13	$641,789.00
Total Delinquent Receivables	1.21%	328	$11,979,886.88

Repossession Inventory:
Repossessed in the Current Collection Period		22	$999,924.24
Total Repossessed Inventory		34	$1,563,455.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1851%
Prior Collection Period			0.1835%
Current Collection Period			0.1644%
Three Month Average			0.1776%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2514%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	99	$3,879,077.65
2 Months Extended	137	$5,731,027.05
3+ Months Extended	28	$1,427,402.26

Total Receivables Extended	264	$11,037,506.96
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer